Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Property sublease, description			The Company leases space under operating leases for administrative offices in New York, New York, and Waltham, Massachusetts and wet laboratory space in Watertown, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use assets and lease liabilities.		The Company leases space under operating leases for administrative offices in New York, New York and Waltham, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use assets and lease liabilities.
Operating lease costs	$ 95	$ 73	$ 283	$ 148	$ 236	$ 17
Weighted-Average remaining lease term	22 months		22 months		30 months
Weighted-average discount rate - operating lease	10.60%		10.60%		10.30%
General and Administrative Expenses [Member]
Leases [Line Items]
Operating lease costs	$ 95	$ 73	$ 283	$ 148